Intangible assets, net - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 15,093	$ 18,378
Acquisitions	368
Acquisitions of subsidiary (note 3)	21,200	1,109
Disposals/write-downs		(117)
Amortization	(2,006)	(810)
Exchange rate effect	(1,011)	(3,467)
Ending balance	33,644	15,093
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,154	1,665
Acquisitions of subsidiary (note 3)	1,519
Amortization	(463)	(227)
Exchange rate effect	(426)	(284)
Ending balance	1,784	1,154
Trademark
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of subsidiary (note 3)	220
Amortization	(12)
Exchange rate effect	(13)
Ending balance	195
Intellectual property
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,475	2,462
Acquisitions of subsidiary (note 3)		729
Amortization	(394)	(154)
Exchange rate effect	(134)	(562)
Ending balance	1,947	2,475
Customer relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,579	2,310
Acquisitions of subsidiary (note 3)	6,781
Amortization	(1,100)	(429)
Exchange rate effect	404	(302)
Ending balance	7,664	1,579
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	9,885	11,941
Acquisitions of subsidiary (note 3)	12,535	380
Disposals/write-downs		(117)
Exchange rate effect	(822)	(2,319)
Ending balance	21,598	$ 9,885
Others
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions	368
Acquisitions of subsidiary (note 3)	145
Amortization	(37)
Exchange rate effect	(20)
Ending balance	$ 456